Acquisitions - Omnicare Acquisition (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								4 Months Ended	9 Months Ended		12 Months Ended
	Aug. 18, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill		$ 38,106				$ 28,142				$ 38,106			$ 38,106	$ 28,142	$ 26,542
Goodwill													10,006	1,616
Net revenues		41,145	$ 38,644	$ 37,169	$ 36,332	37,055	$ 35,021	$ 34,602	$ 32,689				153,290	139,367	126,761
Net income													5,239	4,644	4,592
Business Acquisition, Pro Forma Information:
Loss on early extinguishment of debt													0	521	0
Retail/LTC Segment
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill		16,421				6,908				16,421			16,421	6,908	6,884
Goodwill													9,554	38
Pharmacy Services Segment
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill		21,685				$ 21,234				21,685			21,685	21,234	$ 19,658
Goodwill													452	$ 1,578
Omnicare, Inc.
Business Acquisition [Line Items]
Business acquisition, share price (in dollars per share)	$ 98.00
Consideration transferred	$ 9,645
Consideration transferred, liabilities incurred	3,100
Restricted stock awards issued, value	80
Cash paid to Omnicare shareholders	9,636
Fair value of replacement equity awards issued to Omnicare employees for precombination services	9
Fair Values of Assets Acquired and Liabilities Assumed:
Current assets (including cash of $298)	1,657
Cash	298
Property and equipment	313
Goodwill	9,090
Intangible assets	3,962
Other noncurrent assets	64
Current liabilities	(705)
Long-term debt	(3,110)
Deferred income tax liabilities	(1,518)
Other noncurrent liabilities	(69)
Redeemable noncontrolling interest	(39)
Goodwill, expected tax deductible	$ 400
Weighted average useful life (in years)	18 years 9 months
Acquisition related costs													70
Net revenues										2,600
Net income										61
Business Acquisition, Pro Forma Information:
Total revenues											$ 156,798	$ 144,836
Income from continuing operations											$ 5,277	$ 4,522
Basic earnings per share from continuing operations (in dollars per share)											$ 4.70	$ 3.88
Diluted earnings per share from continuing operations (in dollars per share)											$ 4.66	$ 3.85
Restructuring costs													135
Omnicare, Inc. | Restricted Stock
Business Acquisition [Line Items]
Restricted stock awards issued (in shares)	738,765
Omnicare, Inc. | Retail/LTC Segment
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill	$ 8,600
Omnicare, Inc. | Pharmacy Services Segment
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill	500
Omnicare, Inc. | Customer Relationships
Fair Values of Assets Acquired and Liabilities Assumed:
Intangible assets	$ 3,900
Weighted average useful life (in years)	19 years 1 month
Omnicare, Inc. | Trade Names
Fair Values of Assets Acquired and Liabilities Assumed:
Intangible assets	$ 74
Weighted average useful life (in years)	2 years 11 months
Omnicare, Inc. | Trade Accounts Receivable
Fair Values of Assets Acquired and Liabilities Assumed:
Acquired receivables, fair value		600								600			600
Acquired receivables, gross contractual amount		857								857			857
Acquired receivables, estimated uncollectible		257								257			257
Omnicare, Inc. | Other Acquired Receivables
Fair Values of Assets Acquired and Liabilities Assumed:
Acquired receivables, fair value		147								147			147
Acquired receivables, gross contractual amount		161								161			161
Acquired receivables, estimated uncollectible		$ 14								$ 14			$ 14